Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of royalty revenues generated from each geographic location
	December 31, 2023	December 31, 2022
	$	$
Australia	11,250,950	5,489,043
Nigeria	882,922	2,524,990
Canada	-	315,084
USA	116,311	116,311
Brazil	60,411	62,677

Total	12,310,594	8,508,105

Schedule of non-current assets in eight geographic locations
	December 31, 2023	December 31, 2022
	$	$
Australia	30,396,980	25,162,805
USA	2,254,422	2,298,515
Canada	3,027,846	1,942,184
South Africa	1,914,844	1,914,844
Cayman Islands	1,172,170	1,355,709
Brazil	612,036	637,338
Peru	45,609	1,545,609
Nigeria	-	178,205

Total	39,423,907	35,035,209